UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period: 01/01/2017 to 12/31/2017.
Date of Report (Date of earliest event reported): 02/09/2018.
Platform Funding Ltd
(Exact name of securitizer as specified in its charter)
Commission File Number of securitizer: 025-00623
Central Index Key Number of securitizer: 0001542282
                                  Andrew Beech 0044161 201 7807
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule15Ga-1(c)(2)(ii) ☒

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: 02.09.18

/s/ Ashley Lillie	(Signature)*

Ashley Lillie – Director